Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Survey revenue (notes 15 and 16)	CAD 17,422,151	CAD 3,913,367	CAD 2,684,095
Expense
Survey cost	5,095,691	431,518	1,632,159
General and administrative (note 15)	5,049,690	4,132,108	4,112,787
Stock based compensation expense (note 12 (ii))	1,081,000	658,000	492,000
Amortization expense	704,943	67,162	85,484
Total expense	11,931,324	5,288,788	6,322,430
Other expense (income)
Interest income, net	(13,910)	(50,824)	(25,455)
Foreign exchange gain	(712,480)	(158,817)	(150,350)
Feasibility study and other expenses	CAD 529,081	354,781	107,985
Increase in fair value of US$ Warrants (note 13 (ii))		42,800	1,371,500
Total other expense (income)	CAD (197,309)	187,940	1,303,680
Income (loss) before income taxes	5,688,136	CAD (1,563,361)	(4,942,015)
Income tax expense (recovery) (note 14) Current	1,970,908		CAD 399,546
Income tax expense (recovery) (note 14) Deferred	(6,823,000)
Total income tax expense	(4,852,092)		CAD 399,546
Net income (loss) and comprehensive income (loss)	CAD 10,540,228	CAD (1,563,361)	CAD (5,341,561)
Income (loss) per share (note 11) - Basic	CAD 0.22	CAD (0.04)	CAD (0.13)
Income (loss) per share (note 11) - Diluted	CAD 0.21	CAD (0.04)	CAD (0.13)